Shareholder Report, Holdings (Details) - C000237224	Oct. 31, 2025
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.80%
AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	7.50%
AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	90.00%